Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Future policy benefits and expenses	$ 420.9	$ 434.9	$ 628.3
Unearned premiums	1.9	2.0	2.2
Claims and benefits payable	15.7	17.1	19.2
Premium revenues	0.2	0.3	0.5
Net investment income	0.4	1.3	1.3
Benefits claims, losses and settlement expenses	0.1	0.5	0.2
Other operating expenses	$ 0.5	$ 1.0	$ 0.5